Note 2 - Acquisitions, Dispositions and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Acquisitions Dispositions And Discontinued Operations [Text Block]
Note 2:       Acquisitions, Dispositions and Discontinued Operations

In the third quarter of 2012, the Company sold all of its newspapers and associated web sites (with the exception of the Tampa group) to World Media Enterprises, Inc. (World Media), a subsidiary of Berkshire Hathaway, for gross proceeds of $141 million including certain working capital adjustments and other specified items.  In the fourth quarter of 2012, the Company completed the sale of its Tampa print properties and associated web sites to Tampa Media Group, Inc., a new company formed by Revolution Capital Group, for gross proceeds of $1.3 million including working capital adjustments and other specified items.  During the second quarter of 2012, the Company also sold DealTaker.com for a nominal amount, shut down its Production Services company which provided broadcast equipment and design services, and discontinued its NetInformer operations.  In January 2013, the Company sold the intellectual property and certain tangible assets of Blockdot for a nominal amount; the Company retained Blockdot’s working capital and an operating lease for office space in Dallas, Texas.  The Company recorded a $142 million after-tax loss related to the divestitures of discontinued operations, in the year ended December 31, 2012.  The total after-tax loss included a loss on the sale of newspapers to World Media of $112 million, a loss on the sale of the Tampa print properties of $24 million, a loss on the sale of DealTaker.com of $3.9 million, and an estimated loss related to Blockdot of $2.5 million.  The Company will continue to provide a few remaining transition services, on a diminishing basis over the first three to six months of 2013, to World Media and Tampa Media Group in the areas of information technology and digital support.

As illustrated in the following chart, the results of these newspapers (as well as their associated web sites), DealTaker.com, Blockdot, NetInformer, and the Company’s Production Services unit have been presented as discontinued operations in the accompanying Consolidated Statements of Operations for the years ended December 31, 2012, December 25,  2011, and December 26, 2010.  Depreciation and amortization on assets related to these properties ceased as of the date in 2012 that each disposal group qualified for held-for-sale treatment.  The accompanying Consolidated Balance Sheets have been adjusted to present assets and liabilities of discontinued operations separately from those of continuing operations.

(In thousands)	2012	2011	2010
Revenues	$173,503	$335,596	$373,317
Costs and expense	183,585	362,501	342,026
Loss before income taxes	(10,082)	(26,905)	31,291
Income tax expense (benefit)	1,188	(1,516)	15,384
Loss from discontinued operations	$(11,270)	$(25,389)	$15,907

In 2011, DealTaker.com failed its annual impairment test, resulting in a non-cash goodwill and other intangible asset impairment charge of $4.2 million net of a tax benefit of $1.8 million.  The Company subsequently performed an interim impairment test on DealTaker.com in the first quarter of 2012 which resulted in an additional non-cash goodwill and other intangible asset impairment charge of $6.5 million net of a tax benefit of $3.6 million.  In the third quarter of 2011, the Company performed an interim impairment test that resulted in a non-cash goodwill impairment charge of $16.2 million net of a tax benefit of $10.4 million related to certain print properties in its former Virginia/Tennessee market.  These impairment charges are included in the loss from discontinued operations (shown above) for the years ended December 25, 2012 and December 25, 2011.

After recording a $2.5 million loss related to the expected divestiture of Blockdot, assets of discontinued operations as of December 31, 2012 were $700 thousand.  At December 25, 2011, the assets of discontinued operations consisted of approximately $48 million of current assets and $284 million of long-lived assets.  Long-lived assets at December 25, 2011, included $198 million of fixed assets, $78 million of allocated goodwill, $3 million of other intangible assets, and $5.1 million of other assets (primarily software).  Liabilities of discontinued operations of approximately $500 thousand and $39 million at December 31, 2012 and December 25, 2011, respectively, consisted primarily of accounts payable and accrued expenses.